Fair Value of Financial Instruments, Part 3 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets [Abstract]
Cash and cash equivalents	$ 707,274	$ 718,156	$ 671,448	$ 583,044
Securities available for sale	620,360	601,037
Held to maturity securities	47,526	59,439
Net loans	3,370,976	3,279,167
Accrued interest receivable	11,070	10,262
Financial liabilities [Abstract]
Demand deposits	377,755	365,081
Interest bearing deposits	3,814,970	3,738,607
Short-term borrowings	209,406	191,226
Accrued interest payable	526	501
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	707,274	718,156
Securities available for sale	35	35
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	145	80
Financial liabilities [Abstract]
Demand deposits	377,755	365,081
Interest bearing deposits	2,658,945	2,627,367
Short-term borrowings	0	0
Accrued interest payable	82	74
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	620,325	601,002
Held to maturity securities	47,526	59,439
Net loans	0	0
Accrued interest receivable	2,654	2,370
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,156,025	1,111,240
Short-term borrowings	209,406	191,226
Accrued interest payable	444	427
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	3,370,976	3,279,167
Accrued interest receivable	8,271	7,812
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	707,274	718,156
Securities available for sale	620,360	601,037
Held to maturity securities	45,490	56,465
Federal Reserve Bank and Federal Home Loan Bank stock	9,579	9,480
Net loans	3,386,696	3,248,542
Accrued interest receivable	11,070	10,262
Financial liabilities [Abstract]
Demand deposits	377,755	365,081
Interest bearing deposits	3,818,408	3,735,297
Short-term borrowings	209,406	191,226
Accrued interest payable	$ 526	$ 501